SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
VAT payable	$ 857,680	$ 317,612
Income taxes payable	2,915,661	3,091,437
Other	8,397	9,676
Total	$ 3,781,738	$ 3,418,725